Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
Salaries and social security insurance (1)	59,297,454	56,779,828	$7,910,037
Promotion service fee (2)	114,508,487	121,699,362	16,954,022
Taxes other than income tax	3,012,548	2,799,771	390,038
Late fees (3)	10,683,258	11,138,120	1,551,659
Payable for property, plant and equipment	20,413,798	13,161,835	1,833,584
CDC transportation and storage fee	53,515,233	61,289,585	8,538,294
Guarantee deposits (4)	119,313,398	99,886,728	13,915,289
Professional service fee (5)	7,346,813	7,406,166	1,031,758
Interest payable（6）	9,909,655	3,578,336	498,501
Other (7)	10,737,325	5,108,227	711,630
Total	408,737,969	382,847,958	$53,334,812
(1)

This includes unpaid salaries and outstanding social security insurance. During fiscal 2024, LakeShore Group paid approximately RMB14.6 million to reduce its payable for salaries and social security insurance. During fiscal 2025, LakeShore Group paid approximately RMB14.5 million to reduce its payable for salaries and social security insurance. Salaries and social security insurance payables consist of the following:

	As of March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
Salaries	51,990,629	50,216,255	$6,995,661
Social security insurance	6,656,034	6,372,000	887,688
Union Fee	650,791	191,573	26,688
Total	59,297,454	56,779,828	$7,910,037

(2)	Promotion service fee primarily represents fees for the vaccine promotion, including design and implementation of academic activities, and collection of market information.

(3)	Late fees primarily are for corporate income tax, taxes other than income tax and social security insurance and housing reserve fund contributions due to the fact LakeShore Group failed to pay income tax for calendar 2011 to calendar 2013, taxes other than income tax for calendar 2014 to the beginning of calendar 2021 and social security insurance for calendar 2015 to the beginning of calendar 2021. As of June, 2021, LakeShore Group has paid the unpaid taxes, including income tax and other taxes other than income tax, as well as the late fees charge of them. From fiscal 2022, the late fee is incurred for unpaid social insurance.

(4)	Guarantee deposits primarily are refundable deposits paid to LakeShore Group by external service providers to guarantee the external service providers will provide us with high quality and reasonable professional services. The external service providers’ professional service scope includes conducting market research and analysis, monitoring product clinical information, collecting and reporting adverse events of the product use, providing academic visits and education seminars, assisting product shipment and payment collections. Their services don’t assume inventory risk for the vaccines before they are transferred to the end customers.

(5)	Professional service fees primarily are from consultants and other advisors.

(6)	Interest payable primarily includes interest and royalties payable to R-Bridge Healthcare Fund, LP.

(7)	Others primarily are employees’ reimbursement .